Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of Income Tax Expense

Income tax expense consists of the following:

(dollars in thousands)	2017	2016	2015
Current:
Federal	$12,097	$9,345	$5,662
State	3,773	2,841	1,973

	15,870	12,186	7,635
Deferred	2,492	1,289	1,361
Deferred tax adjustment for enacted change in tax rate	2,591	—	—
Affordable housing tax credits	316	14	—

	$21,269	$13,489	$8,996

Comparison of Federal Statutory Income Tax Rates to Effective Income Tax Rates

A comparison of the federal statutory income tax rates to the Company’s effective income tax rates as of December 31 follows:

	2017		2016		2015
(dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate
Statutory federal tax	$16,379	35.0%	$11,399	35.0%	$7,469	34.0%
State franchise tax, net of federal benefit	3,135	6.7%	2,281	7.0%	1,550	7.1%
Tax-exempt income	(297)	-0.6%	(202)	-0.6%	(203)	-0.9%
Tax impact from enacted change in tax rate	2,591	5.5%	—	0.0%	—	0.0%
Other items, net	(539)	-1.2%%	11	0.0%	180	0.8%

Actual tax expense	$21,269	45.4%	$13,489	41.4%	$8,996	41.0%

Components of Net Deferred Tax Asset

The following is a summary of the components of the net deferred tax asset accounts recognized in the accompanying balance sheets as of December 31:

(dollars in thousands)	2017	2016
Deferred tax assets:
Pre-opening expenses	$173	$287
Allowance for loan losses	4,072	5,954
Stock-based compensation	1,973	2,576
Off balance sheet reserve	83	254
Operating loss carryforwards	285	693
Other real estate owned	10	17
Acquisition accounting fair value adjustments	—	1,779
Unrealized loss on AFS securities	186	186
Other	1,968	2,520

	8,750	14,266
Deferred tax liabilities:
Depreciation	(511)	(917)
Acquisition accounting fair value adjustments	(145)	—
Other	(2,008)	(2,252)

	(2,664)	(3,169)

Net deferred tax assets	$6,086	$11,097